Acquisitions and disposals (Details Narrative) R$ / shares in Units, $ / shares in Units, $ in Thousands, R$ in Millions, $ in Millions				1 Months Ended				12 Months Ended
	May 14, 2021 BRL (R$) R$ / shares shares	Oct. 14, 2020 USD ($)	Jul. 15, 2020 ARS ($)	Nov. 12, 2020 ARS ($)	Nov. 05, 2020 ARS ($)	Aug. 25, 2020 ARS ($)	Jul. 30, 2020 ARS ($)	Jun. 30, 2021 ARS ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Apr. 19, 2021 shares	Apr. 05, 2021 ARS ($) shares	Feb. 08, 2021 ARS ($)	Feb. 08, 2021 USD ($)	Dec. 22, 2020 ARS ($) $ / shares shares	Dec. 20, 2020	Dec. 11, 2020 USD ($)	Jun. 30, 2020 $ / shares shares	Jun. 30, 2018
Statement [Line Items]
Agreement compensation amount								$ 31,000
Sale of Boston Tower Building [Member]
Statement [Line Items]
Transaction amount			$ 666,000	$ 1,906,000	$ 2,271,000	$ 3,574,000
Sale of real estate, description			IRSA Propiedades Comerciales S.A. has signed a bill of sale with possession of a medium-height floor of Boston Tower located at 265 Della Paolera in Catalinas District in the Autonomous City of Buenos Aires for a total area of approximately 1,247 square meters and 5 parking spaces located in the building.	IRSA Propiedades Comerciales S.A. has signed with an unrelated third party a bill of sale with possession of 3 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 3,266 square meters, a commercial space located on the ground floor of approximately 225 square meters and 15 parking spaces located in the building.	IRSA Propiedades Comerciales S.A. has signed a bill of sale with possession of 4 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 3,892 square meters and 15 parking spaces located in the building.	IRSA Propiedades Comerciales S.A. has sold and transferred 5 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 6,235 square meters and 25 parking spaces located in the building.
Sale of Bouchard Building [Member]
Statement [Line Items]
Transaction amount							$ 8,791,000
Sale of real estate, description							IRSA Propiedades Comerciales S.A. has sold the entire “Bouchard 710” building, located in the Plaza Roma district of the Autonomous City of Buenos Aires, to an unrelated third party. The tower consists of 15,014 square meters of gross rental area on 12 office floors and 116 parking spaces.
Acquisition of Hudson Property [Member]
Statement [Line Items]
Remaing balance paying percentage																	90.00%
Remaing balance paying amount																	$ 1.0
Initial paid, percentage																			10.00%
Condor Merger Agreement [Member]
Statement [Line Items]
Agreement compensation amount		$ 7.0
Common stock shares issued | shares								3,194,214		3,194,214
Represent of capital stock percentage								21.70%		21.70%
Manibil Sale [Member]
Statement [Line Items]
Capital stock represented ordinary shares | shares															217,332,873			116,500
Capital stock par value, per share | $ / shares															$ 1			$ 1
Voting right per share | $ / shares															$ 1			$ 1
Result generated operation gain amount															$ 37,000
Market value of share percentage															49.00%
Brasil Agro [Member] | Warrants Option Exercise [Member]
Statement [Line Items]
Right to receive ordinary shares | shares	14,542,083
Warrants options exercise, shares | shares	181,368
Warrants options exercise price | R$ / shares	R$ 22.1165
Warrants options exercise invested amount | R$	R$ 321.6
Appa S. A. [member] | Share Capital Increase [member]
Statement [Line Items]
Capital stock represented ordinary shares | shares											517,722,151							116,500
Capital stock par value, per share | $ / shares																		$ 1
Voting right per share | $ / shares																		$ 1
BrasilAgro [member] | Purchase Agreement [Member]
Statement [Line Items]
Sale face value								$ 498,000
Sales agreements, description								BrasilAgro concluded the sale of 2,160 hectares (1,714 useful hectares) of Bananal Farm (Magalhães municipality - BA). The farm was included in the Group of assets held for sale due to a disagreement involving the tenant at the time of sale.	BrasilAgro concluded the sale of 2,160 hectares (1,714 useful hectares) of Bananal Farm (Magalhães municipality - BA). The farm was included in the Group of assets held for sale due to a disagreement involving the tenant at the time of sale.
Purchase agreement receipt amount								$ 107,000
Carnes Pampeanas S. A. [Member]
Statement [Line Items]
Operation price already paid									$ 10.0
Transaction amount										$ 732.0
Agrouranga S. A. [member] | Share Capital Decrease [member]
Statement [Line Items]
Result generated operation gain amount												$ 55,000
Sale face value												$ 59,000
Shares were sold | shares												63,041
San Pedro [Member]
Statement [Line Items]
Operation amount									8.6
Remaining balance									2.1
Fraction corresponding charged									$ 0.8
Sale of farm, description								The Company has signed a bill of sale with possession of a fraction of 2,440 hectares of its “San Pedro” farm, which includes 1,950 productive hectares of agricultural activity and its historic center. The field is located in the Department of Concepción del Uruguay, Entre Ríos province, and was acquired by CRESUD in 2005. After this operation, a remnant of approximately 3,580 hectares of said establishment remains in the hands of the Company.	The Company has signed a bill of sale with possession of a fraction of 2,440 hectares of its “San Pedro” farm, which includes 1,950 productive hectares of agricultural activity and its historic center. The field is located in the Department of Concepción del Uruguay, Entre Ríos province, and was acquired by CRESUD in 2005. After this operation, a remnant of approximately 3,580 hectares of said establishment remains in the hands of the Company.
Operation profit amounts								$ 326,000
San Pedro [Member] | December 2021 [Member]
Statement [Line Items]
Fraction corresponding charged									$ 0.7
San Pedro [Member] | December 2022 [Member]
Statement [Line Items]
Fraction corresponding charged									$ 0.6
Uranga Trading S. A. [member] | Share Capital Decrease [member]
Statement [Line Items]
Result generated operation gain amount												$ 10
Sale face value												$ 2,000
Shares were sold | shares												15,871
Merger of BrasilAgro-Agrifirma [Member] | Brasil Agro [Member]
Statement [Line Items]
Share purchase agreement to acquire percentage																100.00%
Acquisition price payment													$ 2,763,000
Adjustment price paid														$ 1.0